Regulatory Matters	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Regulatory Matters [Abstract]
REGULATORY MATTERS
2. REGULATORY MATTERS
Regulatory Proceedings
2025 Comprehensive Base Rate Review (PUCT Docket No. 58306)
On June 26, 2025, we filed a request for a comprehensive base rate review with the PUCT and the 210 cities in our service territory that have retained original jurisdiction over rates. The base rate review test year is based on calendar year 2024 results with certain adjustments. The base rate review includes a request for an average increase over test year adjusted annualized revenue of approximately 13%, and, if approved as requested, would result in an aggregate annualized revenue increase of approximately $834 million over current adjusted rates. The base rate review also requests a revised regulatory capital structure ratio of 55% debt to 45% equity, an authorized return on equity of 10.55%, and a 4.94% authorized cost of debt. Our current authorized regulatory capital structure ratio is 57.5% debt to 42.5% equity, our current authorized return on equity is 9.7%, and our current authorized cost of debt is 4.39%.
PUCT rules permit the filing of a request for interim rates while a rate proceeding is pending. On September 9, 2025, the administrative law judge assigned to the proceeding approved a settlement agreement among the parties relating to interim rates. That order provides that if the proceeding is still pending as of January 1, 2026, and not otherwise subject to a PUCT-approved settlement of the proceeding, our existing rates will become interim rates, subject to refund or surcharge back to January 1, 2026 based upon the final rates approved by the PUCT in the proceeding.
Capital Tracker Filings
Capital tracker filings allow utilities to recover, subject to reconciliation, the cost of certain investments before a comprehensive base rate review. Under capital tracker rules, each year we may file up to two TCOS capital tracker applications to reflect changes in transmission-related capital investments and up to two DCRF capital tracker applications to reflect changes in distribution-related capital investments. However, we cannot file TCOS and DCRF capital tracker applications for investments included in a UTM, discussed in more detail below.
In 2025, Oncor filed the following capital tracker interim rate adjustment applications with the PUCT:

Filing Type	PUCT Docket No.	Investment Through	Filed	Effective Date	Annual Revenue Impact (a)
DCRF	57707	December 2024 (b)	February 2025	May 2025	$106
TCOS	57610	December 2024 (c)	January 2025	March 2025	$165

(a)	Annual revenue impact represents the incremental annual revenue impact, after taking into account revenue effects of prior applicable rate adjustments.
(b)	Reflects distribution-related capital investments generally put into service during the period from July 1, 2024 through December 31, 2024.
(c)	Reflects transmission-related capital investments generally put into service during the period from July 1, 2023 through December 31, 2024.
Appeal of 2023 Comprehensive Base Rate Review Order (PUCT Docket No. 53601)
In April 2023, the PUCT issued a final order in our comprehensive base rate review filed in May 2022 with the PUCT and the cities in our service territory that have retained original jurisdiction over rates. Base rates implementing the final order went into effect in May 2023. In June 2023, the PUCT issued an order on rehearing in response to the motions for rehearing filed by us and certain intervening parties in the proceeding. The order on rehearing affirmed the material provisions of the final order. In September 2023, we filed an appeal in Travis County District Court. The appeal sought judicial review of certain of the order on rehearing’s rate base disallowances (an acquisition premium and its associated amortization costs relating to certain plant facilities acquired by Oncor in 2019, as well as certain of the employee benefit and compensation-related costs that we had previously capitalized) and related expense effects of those disallowances. In February 2024, the court dismissed the appeal for lack of jurisdiction. In March 2024, we appealed the court’s dismissal to the Fifteenth Court of Appeals in Texas. On August 14, 2025, the Court issued its opinion in favor of the PUCT, denying our argument on appeal. We have elected not to pursue a further appeal.
UTM
Texas House Bill 5247 (HB 5247) was signed into law and became effective on June 20, 2025. The bill establishes the UTM, which allows qualifying electric utilities to apply for interim rate adjustments once annually through 2035 for cost recovery of certain transmission and distribution capital expenditures. The UTM is an alternative to TCOS and DCRF “capital tracker” filings discussed above.
Qualifying electric utilities consist of utilities that (i) operate solely inside the ERCOT market, (ii) have been identified by the PUCT as having responsibility for constructing transmission infrastructure as part of ERCOT’s Permian Basin Reliability Plan, and (iii) make annual capital expenditures in transmission and distribution that exceed 300% of annual depreciation.
Utilities electing to use the UTM are allowed to defer to a regulatory asset, costs associated with certain transmission and distribution capital investments as they are placed into service. In anticipation of filing a UTM application for eligible transmission and distribution investments placed into service after December 31, 2024, we have, in the nine months ended September 30, 2025, recorded $55 million in regulatory assets for recoverable costs associated with UTM eligible transmission and distribution capital investments placed into service and recognized a corresponding $55 million in other regulated revenues. In the three months ended September 30, 2025, we recorded $36 million in regulatory assets for recoverable costs associated with UTM eligible transmission and distribution capital investments placed into service and recognized a corresponding $36 million in other regulated revenues. See “Regulatory Assets and Liabilities” below for more information on the regulatory assets and Note 3 for more information on the recognition of revenues related to the UTM.
SRP (PUCT Docket No. 56545)
In November 2024, the PUCT approved our SRP (PUCT Docket No. 56545), which provides for approximately $2.9 billion in capital expenditures and $520 million in operation and maintenance expenses to enhance the resiliency of our transmission and distribution system, including measures to address extreme weather, wildfires, physical security threats, and cybersecurity threats. The SRP provides for the majority of the spend to occur between 2025 and 2027, with approximately $300 million in capital expenditures and approximately $20 million in operation and maintenance expenses to be carried over into 2028 and either (i) automatically authorized if Oncor does not file an updated SRP for a future period beginning with 2028 or (ii) included in any subsequent update to the SRP as part of that updated SRP’s first year of spend. We began implementing the approved plan in the fourth quarter of 2024, and are recognizing the recoverable distribution-related operation and maintenance expenses, depreciation expenses, carrying costs on unrecovered balances, and related taxes as a regulatory asset for future recovery in interim rate adjustments or base rate proceedings. In the three months ended September 30, 2025, we recorded $41 million in regulatory assets for SRP costs and recognized a corresponding $41 million in other regulated revenues related to the SRP. In the nine months ended September 30, 2025, we recorded $111 million in regulatory assets for SRP costs and recognized a corresponding $111 million in other regulated revenues related to the SRP. See “Regulatory Assets and Liabilities” below for more information on the regulatory assets and Note 3 for more information on the recognition of revenues related to the SRP.

Regulatory Assets and Liabilities
We are subject to rate regulation and our financial statements reflect regulatory assets and liabilities in accordance with accounting standards related to the effect of certain types of regulation. Regulatory assets and liabilities represent probable future amounts recoverable from or refundable to customers through the ratemaking process based on PURA, and/or the PUCT’s orders, precedents, or substantive rules. Rate regulation is premised on the full recovery of prudently incurred costs and a reasonable rate of return on invested capital subject to PUCT review for reasonableness. The rate of return is generally based on our authorized weighted-average cost of capital. Regulatory decisions can have an impact on the recovery of costs, the rate earned on invested capital and the timing and amount of assets to be recovered by rates.
The following table presents components of our regulatory assets and liabilities and their remaining recovery periods in effect at September 30, 2025.

	Remaining Rate Recovery/Amortization Period in Effect At September 30, 2025	At September 30, 2025	At December 31, 2024
Regulatory assets:
Employee retirement liability (a)(b)(d)	To be determined	$170	$166
Employee retirement costs being amortized	3 years	39	63
Employee retirement costs incurred since the last comprehensive base rate review period (b)	To be determined	127	72
Self-insurance reserve (primarily storm recovery costs) being amortized	3 years	248	336
Self-insurance reserve incurred since the last comprehensive base rate review period (primarily storm related) (b)	To be determined	930	765
Debt reacquisition costs	Lives of related debt	3	6
Under-recovered advanced metering system costs being amortized	3 years	39	58
Recoverable UTM (c)	To be determined	55	—
Recoverable SRP	To be determined	112	1
Energy efficiency program performance bonus (a)	Approximately 1 year	4	17
Wholesale distribution substation service costs being amortized	3 years	39	50
Wholesale distribution substation service costs incurred since the last comprehensive base rate review period (b)	To be determined	28	28
Expenses related to Coronavirus Disease 2019 (b)	Various	20	25
Recoverable deferred income taxes	Various	68	52
Uncollectible payments from REPs	Various	7	8
Other regulatory assets	Various	30	24

Total regulatory assets		1,919	1,671

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,635	1,588
Excess deferred taxes	Primarily over lives of related assets	1,198	1,246
Over-recovered wholesale transmission service expense (a)	Approximately 1 year	108	44
Unamortized gain on reacquisition of debt and senior secured notes extinguishment	Lives of related debt	23	24
Employee retirement costs over-recovered being refunded	3 years	16	19
Employee retirement costs over-recovered since the last comprehensive base rate review period (b)	To be determined	90	40
Other regulatory liabilities	Various	17	12

Total regulatory liabilities		3,087	2,973

Net regulatory liabilities		$(1,168)	$(1,302)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically approved by the PUCT or authorized by statute, subject to reasonableness review.
(c)	The recovery/amortization period is not expected to exceed 18 months following approval of a UTM filing by the PUCT.
(d)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.

2. REGULATORY MATTERS
Regulatory Proceedings
System Resiliency Plan (PUCT Docket No. 56545)
In November 2024, the PUCT approved our system resiliency plan, which provides for approximately $2.9 billion in capital expenditures and $520 million in operation and maintenance expenses to enhance the resiliency of our transmission and distribution system, including measures to address extreme weather, wildfires, physical security threats, and cybersecurity threats. The plan provides for the majority of the spend to occur between 2025 and 2027, with approximately $300 million in capital expenditures and approximately $20 million in operation and maintenance expenses to be carried over into 2028 and either (i) automatically authorized if Oncor does not file an updated system resiliency plan for a future period beginning with 2028 or (ii) included in any new system resiliency plan filed by Oncor as part of that plan’s first year of spend. We began implementing the approved plan before the end of 2024, and are recognizing the unrecovered distribution-related operation and maintenance expenses, depreciation expenses, carrying costs on unrecovered balances, and related taxes as a regulatory asset for future recovery in interim DCRF rate adjustments or base rate proceedings.

Capital Trackers
Interim DCRF and TCOS rate adjustments, also known as capital trackers, have been implemented to help reduce the effects of regulatory lag and allow us to recover, subject to reconciliation, the cost of certain investments before a comprehensive base rate review. Under PUCT rules, we can generally file up to two interim DCRF rate adjustment applications in a year for certain distribution-related investments and up to two interim TCOS rate adjustment applications in a year to reflect changes in certain transmission-related investments. These interim rate applications are subject to a regulatory proceeding and PUCT approval, and we can make no assurance that they will result in full cost recovery or be timely approved. Investments included in these capital trackers are also subject to prudence review by the PUCT in the next comprehensive base rate review following such adjustments, with a potential for the PUCT to also order refunds of previously collected amounts if a particular investment is found to be imprudent or inappropriately included in an interim rate adjustment.
TCOS revenues are also impacted by transmission billing units, which are updated annually effective January 1 each year to reflect certain changes in average ERCOT-wide peak electricity demand occurring during the previous calendar year. We did not file an interim TCOS rate adjustment application in 2024, as a result of the increases in annual transmission billing units applicable in 2024.
In 2024 and the first quarter of 2025, Oncor filed the following interim rate adjustment applications with the PUCT:

Filing Type	PUCT Docket No.	Investment Through	Filed	Effective Date	Annual Revenue Impact (a)
DCRF	57707	December 2024 (b)	February 2025	May 2025 (c)	$108	(c)
TCOS	57610	December 2024 (d)	January 2025	March 2025 (e)	$165	(e)
DCRF	56963	June 2024 (f)	August 2024	December 2024	$90
DCRF	56306	December 2023 (g)	March 2024	July 2024	$81

(a)	Annual revenue impact represents the incremental annual revenue impact, after taking into account revenue effects of prior applicable rate adjustments.
(b)	Reflects distribution-related capital investments generally put into service during the period from July 1, 2024 through December 31, 2024.
(c)	The 2025 second quarter-expected effective date and annual revenue impact are pending PUCT approval.
(d)	Reflects transmission-related capital investments generally put into service during the period from July 1, 2023 through December 31, 2024.
(e)	The 2025 first quarter-expected effective date and annual revenue impact are pending PUCT approval.
(f)	Reflects distribution-related capital investments generally put into service during the period from January 1, 2024 through June 30, 2024.
(g)	Reflects distribution-related capital investments generally put into service during the period from July 1, 2023 through December 31, 2023.
Comprehensive Base Rate Review (PUCT Docket No. 53601)
In April 2023, the PUCT issued a final order in our comprehensive base rate review filed in May 2022 with the PUCT and the cities in our service territory that have retained original jurisdiction over rates. Base rates implementing the final order went into effect in May 2023. In June 2023, the PUCT issued an order on rehearing in response to the motions for rehearing filed by us and certain intervening parties in the proceeding. The order on rehearing affirmed the material provisions of the final order. In September 2023, we filed an appeal in Travis County District Court. The appeal sought judicial review of certain of the order on rehearing’s rate base disallowances (the acquisition premium and its associated amortization costs relating to certain plant facilities acquired by Oncor in 2019, as well as certain of the employee benefit and compensation-related costs that we had previously capitalized) and related expense effects of those disallowances. In February 2024, the court dismissed the appeal for lack of jurisdiction. In March 2024, we appealed the court’s dismissal, which is currently with the Fifteenth Court of Appeals in Texas.
Regulatory Assets and Liabilities
We are subject to rate regulation and our financial statements reflect regulatory assets and liabilities in accordance with accounting standards related to the effect of certain types of regulation. Regulatory assets and liabilities represent probable future revenues that will be recovered from or refunded to customers through the ratemaking process based on PURA and/or the PUCT’s orders, precedents or substantive rules. Rate regulation is premised on the full recovery of prudently incurred costs and a reasonable rate of return on invested capital subject to PUCT review for reasonableness. Regulatory decisions can have an impact on the recovery of costs, the rate earned on invested capital and the timing and amount of assets to be recovered by rates.

The following table presents components of our regulatory assets and liabilities and their remaining recovery periods in effect at December 31, 2024.

	Remaining Rate Recovery/Amortization Period in Effect at December 31, 2024	At December 31,
		2024	2023
Regulatory assets:
Employee retirement liability (a)(b)(c)	To be determined	$166	$189
Employee retirement costs being amortized	4 years	63	94
Employee retirement costs incurred since the last comprehensive base rate review period (b)	To be determined	72	70
Self-insurance reserve (primarily storm recovery costs) being amortized	4 years	336	454
Self-insurance reserve incurred since the last comprehensive base rate review period (primarily storm related) (b)	To be determined	765	438
Debt reacquisition costs	Lives of related debt	6	10
Under-recovered advanced metering system costs being amortized	4 years	58	83
Energy efficiency program performance bonus (a)	Approximately 1 year	17	21
Wholesale distribution substation service costs being amortized	4 years	50	65
Wholesale distribution substation service costs incurred since the last comprehensive base rate review period (b)	To be determined	28	28
Expenses related to COVID-19 (b)	Various	25	32
Recoverable deferred income taxes	Various	52	38
Uncollectible payments from REPs	Various	8	7
Other regulatory assets	Various	25	27

Total regulatory assets		1,671	1,556

Regulatory liabilities:
Estimated net removal costs	Lives of related assets	1,588	1,519
Excess deferred taxes	Primarily over lives of related assets	1,246	1,311
Over-recovered wholesale transmission service expense (a)	Approximately 1 year	44	64
Unamortized gain on reacquisition of debt	Lives of related debt	24	25
Employee retirement costs over-recovered being refunded	4 years	19	23
Employee retirement costs over-recovered since the last comprehensive base rate review period (b)	To be determined	40	39
Other regulatory liabilities	Various	12	19

Total regulatory liabilities		2,973	3,000

Net regulatory liabilities		$(1,302)	$(1,444)

(a)	Not earning a return in the regulatory rate-setting process.
(b)	Recovery/refund is specifically authorized by statute or by the PUCT, subject to reasonableness review.
(c)	Represents unfunded liabilities recorded in accordance with pension and OPEB accounting standards.